UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. McGrath
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Michael J. McGrath, Springfield, MA, February 12, 2008

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total: $607,102


List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1150G111    28957   803700 SH       SOLE                   770425             33275
ACCO BRANDS                    COM              00081T108     3426   213600 SH       SOLE                   213600
ANSYS INC                      COM              03662Q105     2197    53000 SH       SOLE                    53000
APOLLO GROUP                   COM              037604105    17396   247983 SH       SOLE                   233233             14750
AVALONBAY COMM                 COM              053484101     1243    13200 SH       SOLE                    13200
AVIS BUDGET                    COM              053774105     8518   655255 SH       SOLE                   628795             26460
BEARINGPOINT, INC              COM              074002106     5174  1828250 SH       SOLE                  1730550             97700
BERKSHIRE HATH A               COM              084670108      283        2 SH       SOLE                        2
BERKSHIRE HATH B               COM              084670207    86711    18309 SH       SOLE                    17409               900
BOSTON PROPRT                  COM              101121101     1295    14100 SH       SOLE                    14100
BROOKFIELD PROP                COM              112900105     2056   106800 SH       SOLE                   106800
CAREER EDUCATN                 COM              141665109     2798   111300 SH       SOLE                   111300
CINTAS CORP                    COM              172908105     2202    65500 SH       SOLE                    65500
CITIGROUP                      COM              172967101    23429   795825 SH       SOLE                   755475             40350
COCA COLA                      COM              191216100    25554   416400 SH       SOLE                   396925             19475
CORINTHIAN COLL                COM              218868107    18123  1176787 SH       SOLE                  1121587             55200
DELL INC                       COM              24702R101    14515   592225 SH       SOLE                   561725             30500
DREW INDUSTRIES                COM              26168L205     2096    76500 SH       SOLE                    76500
DUCKWALL-ALCO                  COM              264142100     1727    52942 SH       SOLE                    52942
EASTERN INSUR                  COM              276534104     2784   168800 SH       SOLE                   168800
EQUITY LIFESTYLE               COM              29472R108     1142    25000 SH       SOLE                    25000
GARTNER INC                    COM              366651107    24912  1418660 SH       SOLE                  1349210             69450
GENERAL ELECTRIC               COM              369604103    30860   832466 SH       SOLE                   799366             33100
HAMPDEN BANCRP                 COM              40867E107     1059   106000 SH       SOLE                   106000
HEALTH CARE PROP               COM              40414l109     1579    45400 SH       SOLE                    45400
HELMERICH/PAYNE                COM              423452101     3326    83000 SH       SOLE                    83000
HOME DEPOT                     COM              437076102     2425    90000 SH       SOLE                    90000
JOHNSON & JOHNSN               COM              478160104    24870   372863 SH       SOLE                   353675             19188
LOWE'S COMPANIES               COM              548661107     1448    64000 SH       SOLE                    64000
MARINE PRODUCTS                COM              568427108     2982   425400 SH       SOLE                   425400
MEDCO HEALTH                   COM              58405U102    38339   378094 SH       SOLE                   360644             17450
MERCURY GENL                   COM              589400100    17534   352020 SH       SOLE                   336420             15600
MERRILL LYNCH                  COM              590188108    10591   197300 SH       SOLE                   186750             10550
MICROSOFT                      COM              594918104     7017   197100 SH       SOLE                   197100
MONEYGRAM INT'L                COM              60935y109     2978   193775 SH       SOLE                   189225              4550
MORNINGSTAR                    COM              617700109     2332    30000 SH       SOLE                    30000
NEWFIELD EXPL                  COM              651290108     1476    28000 SH       SOLE                    28000
OMEGA FLEX                     COM              682095104    10896   665173 SH       SOLE                   632323             32850
PHH CORP                       COM              693320202     1528    86638 SH       SOLE                    83590              3048
POST PROPERTIES                COM              737464107     1447    41200 SH       SOLE                    41200
RAM HOLDINGS                   COM              G7368R104     1087   220000 SH       SOLE                   220000
REGENCY CENTERS                COM              758849103     1161    18000 SH       SOLE                    18000
RTI INTL METALS                COM              74973w107     2206    32000 SH       SOLE                    32000
SAFECO CORP                    COM              786429100     2529    45415 SH       SOLE                    42565              2850
SIMPSON MANUF                  COM              829073105     2938   110500 SH       SOLE                   110500
SOWESTERN ENRGY                COM              845467109    22869   410425 SH       SOLE                   395425             15000
SUN COMMUNITIES                COM              866674104     9352   443875 SH       SOLE                   420050             23825
TAUBMAN CENTERS                COM              876664103     1476    30000 SH       SOLE                    30000
THOR INDUSTRIES                COM              885160101     5131   135000 SH       SOLE                   135000
TJX COMPANIES                  COM              872540109    32506  1131425 SH       SOLE                  1080475             50950
ULTRA PETROLEUM                COM              903914109     2288    32000 SH       SOLE                    32000
UNITED FINL BANC               COM              91030T109     1387   125000 SH       SOLE                   125000
WASH TR BANCORP                COM              940610108      505    20000 SH       SOLE                    20000
WASHINGTON POST                COM              939640108    22430    28341 SH       SOLE                    26943              1398
WEIGHT WATCHERS                COM              948626106    15742   348425 SH       SOLE                   330125             18300
WELLS FARGO                    COM              949746101    30306  1003857 SH       SOLE                   958435             45422
WYNDHAM WWIDE                  COM              98310w108    13965   592762 SH       SOLE                   564442             28320